Segment Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of segment information
	For the three months ended June 30,		For the six months ended June 30,
	2022	2021	2022	2021
Logiq (Delaware)
Segment operating income	$-	$2,843,685	$-	$5,284,813
Other corporate expenses, net	1,764,522	6,504,374	1,507,992	11,774,679
Total operating (loss) income	(1,764,522)	(3,660,689)	(1,507,992)	(6,489,866)

GoLogiq (fka Lovarra) incl CreateApp
Segment operating income	$1,633,375	$-	$4,942,392	$-
Other corporate expenses, net	2,280,192	-	6,979,832	-
Total operating (loss)	(646,817)	-	(2,037,440)	-

Logiq (Nevada) incl DATALogiq
Segment operating income	$3,316,601	$5,460,302	$8,112,968	$11,099,486
Other corporate expenses, net	7,366,103	6,775,248	15,008,901	13,667,004
Total operating (loss)	(4,049,502)	(1,314,946)	(6,895,933)	(2,567,518)

Consolidated
Segment operating income	$4,949,976	$8,303,987	$13,055,360	$16,384,299
Other corporate expenses, net	11,410,817	13,279,622	23,496,725	25,441,683
Total operating (loss)	(6,460,841)	(4,975,635)	(10,441,365)	(9,057,384)

	For the three months ended December 31,		For the twelve months ended December 31,
	2021	2020	2021	2020
Logiq (Delaware) incl APPLogiq
Segment operating income	$6,206,027	$2,112,988	$14,340,379	$22,758,572
Other corporate expenses, net	8,486,664	7,951,920	26,075,798	32,772,548
Total operating income	(2,280,637)	(5,838,932)	(11,735,419)	(10,013,976)

Logiq (Nevada) incl DATALogiq
Segment operating income	$6,930,284	$4,470,646	$23,006,480	$15,151,821
Other corporate expenses, net	9,945,640	5,774,197	31,397,848	19,647,514
Total operating income	(3,015,356)	(1,303,551)	(8,391,368)	(4,495,693)

Consolidated
Segment operating income	$13,136,311	$6,583,634	$37,346,859	$37,910,393
Other corporate expenses, net	18,432,304	13,726,117	57,473,646	52,420,062
Total operating income	(5,295,993)	(7,142,483)	(20,126,787)	(14,509,669)